Pensions and post-retirement benefits - Deficit reduction contributions (Details) - United Kingdom Retirement Fund (UKRF) [member] - Pension defined benefit plans [member] - UK [member] - GBP (£)
£ in Millions
	1 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Dec. 31, 2019
2019 [member] | Deficit reduction contributions 30 September 2016 valuation [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 0	£ 250	£ 250
2019 [member] | Deficit contributions valuation recovery plan 2019 [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 500	£ 0	£ 0
2020 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				£ 500
2020 [member] | Deficit contributions valuation recovery plan 2019 [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				500
2021 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				1,000
2021 [member] | Deficit contributions valuation recovery plan 2019 [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				700
2022 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				1,000
2022 [member] | Deficit contributions valuation recovery plan 2019 [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				294
2023 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				1,000
2023 [member] | Deficit contributions valuation recovery plan 2019 [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				286
2024 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				1,000
2024 [member] | Deficit contributions valuation recovery plan 2019 [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				0
2025 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				1,000
2025 [member] | Deficit contributions valuation recovery plan 2019 [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				0
2026 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				1,000
2026 [member] | Deficit contributions valuation recovery plan 2019 [member] | Forecast [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions				£ 0